BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 59,657	R$ 46,755
Accounts receivable	129,904	148,814
Prepaid expenses	3,738
Other assets and prepaid expenses	68,704
Other assets	64,966	120,776
Other current assets	64,471	114,715
Other noncurrent assets	495	6,061
Trade accounts payable and other payables	405,271	383,512
Trade accounts payable and other payables	405,271	383,512
Leases, current	480,381
Other liabilities	30,114	31,716
Other liabilities and leases	510,495
Other liabilities, current	29,529	22,220
Other liabilities, non-current	585	9,496
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	10,879	9,300
Other assets and prepaid expenses	47,584
Other assets		100,227
Trade accounts payable and other payables	2,907	687
Other liabilities		23,294
Other liabilities and leases	23,564
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6
Other assets and prepaid expenses	4,924
Other assets		10,083
Other liabilities		21,901
Other liabilities and leases	23,524
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets and prepaid expenses	40,105
Other assets		60,387
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	10,873	9,300
Other assets and prepaid expenses	2,555
Other assets		29,757
Trade accounts payable and other payables	2,907	687
Other liabilities		1,393
Other liabilities and leases	40
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	59,657	46,755
Accounts receivable	119,025	139,514
Other assets and prepaid expenses	21,120
Other assets		20,549
Trade accounts payable and other payables	402,364	382,825
Other liabilities		8,422
Other liabilities and leases	486,931
Colombia Telecomunicaciones
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	159	1,334
Other assets and prepaid expenses	520
Other assets		520
Trade accounts payable and other payables	816	1,056
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,961	903
Other assets and prepaid expenses	3,602
Other assets		4,051
Trade accounts payable and other payables	44,835	44,693
Other liabilities		318
Other liabilities and leases	318
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,688	20,877
Trade accounts payable and other payables	5,000	5,706
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,498	5,926
Other assets and prepaid expenses	2,196
Other assets		2,196
Trade accounts payable and other payables	6,044	5,410
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	696	197
Other assets and prepaid expenses	300
Other assets		294
Trade accounts payable and other payables	68,015	43,340
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	2,782	6,360
Other assets and prepaid expenses	45
Other assets		133
Other liabilities		2,770
Other liabilities and leases	4,057
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	28,854	28,750
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		800
Other assets		986
Trade accounts payable and other payables		52,184
Other liabilities		27
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	58,490	46,537
Trade accounts payable and other payables	66,976	26,097
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	153	286
Other assets and prepaid expenses	14
Trade accounts payable and other payables	8,373	22,518
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,145	5,074
Trade accounts payable and other payables	3,638	4,160
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,536	7,576
Trade accounts payable and other payables	3,488	5,233
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,319	9,005
Trade accounts payable and other payables	16,015	4,411
Other liabilities		200
Other liabilities and leases	267
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	59,657	46,755
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	11,382	11,628
Other assets and prepaid expenses	5,100
Other assets		5,295
Trade accounts payable and other payables	47,168	39,662
Other liabilities		2,067
Other liabilities and leases	1,572
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,429	6,776
Other assets and prepaid expenses	6,611
Other assets		4,268
Trade accounts payable and other payables	30,018	38,735
Other liabilities		1,926
Other liabilities and leases	480,589
Terra Networks Chile, Terra Networks Mxico, Terra Networks Per, Terra Networks Argentina and Terra Networks Colmbia
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,598	5,341
Trade accounts payable and other payables	7,105	1,766
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities		82
Other liabilities and leases	86
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	9,245	10,212
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	28,169	32,582
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	12,189	10,894
Other assets and prepaid expenses	2,732
Other assets		2,806
Trade accounts payable and other payables	28,605	16,310
Other liabilities		R$ 1,032
Other liabilities and leases	R$ 42